Industry Segment and Geographic Data	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information/Industry Segment and Geographic Data [Abstract]
Segment Information/Industry Segment and Geographic Data

Note 16. Segment Information

Our business is organized into two segments: Water Infrastructure and Applied Water. The Water Infrastructure segment, comprising our Water Solutions (f/k/a Water & Wastewater) and Analytics operating units, focuses on the transportation, treatment and testing of water, offering a range of products including water and wastewater pumps, treatment and testing equipment, and controls and systems. The Applied Water segment, comprising our Residential & Commercial Water and Flow Control operating units, encompasses the uses of water and focuses on the residential, commercial, industrial and agricultural markets offering a wide range of products including pumps, valves and heat exchangers. Corporate and other consists of corporate office expenses including compensation, benefits, occupancy, depreciation, and other administrative costs, as well as charges related to certain matters, such as the Spin-off and environmental matters that are managed at a corporate level and are not included in the business segments in evaluating performance or allocating resources.

The accounting policies of each segment are the same as those described in the summary of significant accounting policies (see Note 1 in the 2011 Annual Report). The following tables contain financial information for each reportable segment.

	Three Months Ended March 31,
(in millions)	2012	2011
Revenue:
Water Infrastructure	$584	$551
Applied Water	355	355
Eliminations	(14)	(16)

Total	$925	$890

Operating Income:
Water Infrastructure	$75	$64
Applied Water	40	46
Corporate and other	(16)	(10)

Total operating income	$99	$100

Depreciation and amortization:
Water Infrastructure	$26	$25
Applied Water	7	8
Corporate and other	1	—

Total	$34	$33

Capital expenditures:
Water Infrastructure	$20	$15
Applied Water	10	3
Corporate and other	1	1

Total	$31	$19

The following table contains the total assets for each reportable segment.

	Total Assets
(in millions)	March 31, 2012	December 31, 2011
Water Infrastructure	$2,768	$2,745
Applied Water	1,280	1,234
Corporate and other	465	414

Total	$4,513	$4,393

Corporate and other consists of items pertaining to our corporate headquarters function, which principally consist of deferred tax assets and certain property, plant and equipment.

Note 15. Industry Segment and Geographic Data

Our business is organized into two segments: Water Infrastructure and Applied Water. The Water Infrastructure segment, comprising our Water Solutions (f/k/a Water & Wastewater) and Analytics operating units, focuses on the transportation, treatment and testing of water, offering a range of products including water and wastewater pumps, treatment and testing equipment, and controls and systems. The Applied Water segment, comprising of our Residential & Commercial Water and Flow Control operating units, encompasses the uses of water and focuses on the residential, commercial, industrial and agricultural markets offering a wide range of products including pumps valves and heat exchangers. Corporate and other consists of corporate office expenses including compensation, benefits, occupancy, depreciation, and other administrative costs, as well as charges related to certain matters, such as the Spin-off transaction and environmental matters that are managed at a corporate level and are not included in the business segments in evaluating performance or allocating resources.

The accounting policies of each segment are the same as those described in the summary of significant accounting policies (see Note 1). The following tables contain financial information for each reportable segment for 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Revenue:
Water Infrastructure	$2,416	$1,930	$1,651
Applied Water	1,444	1,327	1,254
Eliminations	(57)	(55)	(56)

Total	$3,803	$3,202	$2,849

Operating income:
Water Infrastructure	$343	$276	$227
Applied Water	160	158	109
Corporate and other	(108)	(46)	(60)

Total operating income	$395	388	276
Other non-operating income	5	—	1
Interest expense	17	—	—

Income before taxes	$383	$388	$277

Depreciation and amortization:
Water Infrastructure	$104	$60	$38
Applied Water	31	30	30
Corporate and other	2	2	2

Total	$137	$92	$70

Capital expenditures:
Water Infrastructure	$91	$55	$33
Applied Water	31	38	27
Corporate and other	4	1	2

Total	$126	$94	$62

The following table illustrates revenue by product category, net of intercompany balances.

(in millions)	2011	2010	2009
Pumps, accessories, parts and service	$3,093	$2,671	$2,376
Other (a)	710	531	473

Total	$3,803	$3,202	$2,849

(a)	Other includes treatment equipment, analytical instrumentation, valves, heat exchangers and controls.

The following table contains the total assets for each reportable segment as of December 31, 2011 and 2010.

	Total Assets
(in millions)	2011	2010
Water Infrastructure	$2,745	$2,377
Applied Water	1,234	1,209
Corporate and other	414	149

Total	$4,393	$3,735

Corporate and other consists of items pertaining to our corporate headquarters function, which principally consist of deferred tax assets and certain property, plant and equipment.

Geographical Information

Revenues are attributed to countries based upon the location of the customer. Property, Plant & Equipment, as of December 31, is attributed to countries based upon the location of the assets.

	Revenues
(in millions)	2011	2010	2009
United States	$1,363	$1,125	$956
Europe	1,422	1,262	1,217
Asia Pacific	426	343	269
Other	592	472	407

Total	$3,803	$3,202	$2,849

	Property, Plant & Equipment
(in millions)	2011	2010	2009
United States	$178	$168	$73
Europe	209	219	196
Asia Pacific	57	49	46
Other	19	18	19

Total	$463	$454	$334